Accounting standards	12 Months Ended
Dec. 31, 2018
Accounting Standards [Abstract]
Accounting standards

3. Accounting standards

A. Changes in accounting policy

On January 1, 2018, Cameco adopted the following new standards as issued by the International Accounting Standards Board (IASB) in accordance with the transitional provisions:

i. Revenue

IFRS 15 clarifies the principles for recognizing revenue from contracts with customers. Cameco adopted IFRS 15 using the cumulative effect method without practical expedients which does not require comparative financial statements to be restated. As the adoption of the new standard did not have a material impact on our existing revenue recognition practices, there was no cumulative effect on net earnings at January 1, 2018 that would have required restatement. The new standard did result in additional disclosures. See note 17.

ii. Financial instruments

IFRS 9 includes revised guidance on the classification and measurement of financial assets. While it largely retains the existing requirements in IAS 39, Financial Instruments: Recognition and Measurement for the classification and measurement of financial liabilities, it eliminates the previous categories for financial assets of held to maturity, loans and receivables and available for sale. Upon adoption, we reclassified our financial instruments as follows:

	Original classification under IAS 39	New classification under IFRS 9

Financial assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost
Derivative assets	FVTPL	FVTPL
Investments in equity securities	Available for sale	FVOCI
Advances receivable from Inkai	Loans and receivables	Amortized cost

Financial liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Amortized cost
Dividends payable	Other financial liabilities	Amortized cost
Derivative liabilities	FVTPL	FVTPL
Long-term debt	Other financial liabilities	Amortized cost

There was no impact on the measurement of any of these instruments at the date of transition. We did not have any financial assets or liabilities previously designated as measured at FVTPL that are no longer so designated.

The new standard also includes a new ECL model for calculating impairment on financial assets. This change did not have a material impact on the consolidated financial statements. See note 26.

IFRS 9 also introduces new hedge accounting requirements. Since Cameco does not apply hedge accounting, there was no impact on the consolidated financial statements.

B. New standards and interpretations not yet adopted

A number of new standards and amendments to existing standards are not yet effective for the year ended December 31, 2018 and have not been applied in preparing these consolidated financial statements. Cameco does not intend to early adopt any of the following standards or amendments to existing standards, unless otherwise noted.

i. Leases

In January 2016, the IASB issued IFRS 16, Leases (IFRS 16). IFRS 16 is effective for periods beginning on or after January 1, 2019, with early adoption permitted. IFRS 16 eliminates the current dual model for lessees, which distinguishes between on-balance sheet finance leases and off-balance sheet operating leases. Instead, there is a single, on-balance sheet accounting model that is similar to current finance lease accounting. Our assessment of the new standard included the review of contracts to identify arrangements that could contain leases that qualify for recognition under IFRS 16. This review also considered contracts containing embedded leases of right-of-use assets. Based on our assessment, which is substantially complete, we determined that we do not expect adoption of the standard to have a material impact on the financial statements, however we do expect to have additional disclosures.

ii. Income tax

In June 2017, the IASB issued IFRIC 23, Uncertainty over Income Tax Treatments (IFRIC 23). IFRIC 23 is effective for periods beginning on or after January 1, 2019 with early adoption permitted. IFRIC 23 provides guidance on the accounting for current and deferred tax liabilities and assets in circumstances in which there is uncertainty over income tax treatments. We do not expect adoption of the standard to have a material impact on the financial statements.